Financial instruments - Sensitivity Analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Swedish krona impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease) increase in net earnings	$ (906)	$ (860)
Decrease in other comprehensive income	(6,522)	(1,839)
U.S. dollar impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease) increase in net earnings	(4,870)	(1,174)
Decrease in other comprehensive income	(65,337)	(74,974)
euro impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease) increase in net earnings	(778)	2,383
Decrease in other comprehensive income	(107,722)	(93,866)
British pound impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease) increase in net earnings	(2,695)	(539)
Decrease in other comprehensive income	$ (25,018)	$ (4,788)